Commitments and Contingencies - Schedule of Amounts Associated with Total Rent Expense for Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases
Total rent expense for operating leases (for 2014, 2013, and 2012)	$ 77	$ 76	$ 72